PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.4%
Issuer Shares Value ($)
Australia  9.4%
Aurizon Holdings Ltd. 24,938 61,846
BHP Group Ltd. 2,834 92,546
BlueScope Steel Ltd. 2,485 32,005
Computershare Ltd. 2,139 29,372
Fortescue Metals Group Ltd. 5,544 77,612
Newcrest Mining Ltd. 3,511 53,308
Ramsay Health Care Ltd. 1,038 45,920
Sonic Healthcare Ltd. 1,237 33,040
South32 Ltd. 17,157 46,539
Telstra Corp. Ltd. 11,776 32,523
Total 504,711
Austria  0.7%
voestalpine AG 1,147 37,828
Canada  7.3%
Algonquin Power & Utilities Corp. 4,603 65,690
Barrick Gold Corp. 1,607 30,742
Canadian Tire Corp. Ltd. Class A 225 32,469
George Weston Ltd. 305 33,244
Kirkland Lake Gold Ltd. 834 31,398
Magna International, Inc. 311 25,043
Manulife Financial Corp. 3,439 71,576
Open Text Corp. 887 42,432
Quebecor, Inc. Class B 2,399 56,702
Total 389,296
China  1.1%
BOC Hong Kong Holdings Ltd. 15,774 60,688
Denmark  1.4%
AP Moller - Maersk A/S Class A 23 76,582
Finland  1.1%
Kesko OYJ Class B 1,794 56,169
France  6.1%
Arkema SA 244 35,681
Carrefour SA 4,318 81,901
Publicis Groupe SA 878 58,759
SEB SA 212 31,869
Thales SA 720 65,732
Vinci SA 499 54,070
Total 328,012
Hong Kong  7.0%
AIA Group Ltd. 2,560 26,478
CLP Holdings Ltd. 3,935 39,312
HKT Trust & HKT Ltd. 38,044 51,815
Power Assets Holdings Ltd. 8,355 51,271
Sino Land Co. Ltd. 54,406 70,331
Sun Hung Kai Properties Ltd. 5,972 72,567
Swire Properties Ltd. 24,455 64,920
Total 376,694
Ireland  0.8%
CRH PLC 895 44,556
Italy  3.7%
Enel SpA 6,226 47,327
Prysmian SpA 718 23,929
Snam SpA 12,358 68,712
Terna - Rete Elettrica Nazionale 7,699 59,983
Total 199,951
Japan  40.5%
Asahi Group Holdings Ltd. 1,277 51,734
Astellas Pharma, Inc. 4,217 67,725
Bridgestone Corp. 1,394 60,648
Brother Industries Ltd. 4,081 74,448
Chiba Bank Ltd. (The) 9,958 63,780
Common Stocks (continued)
Issuer Shares Value ($)
Daiwa House Industry Co. Ltd. 1,265 36,613
ENEOS Holdings, Inc. 20,738 81,944
FUJIFILM Holdings Corp. 331 21,918
Hitachi Ltd. 740 38,142
Honda Motor Co. Ltd. 2,330 67,822
Hulic Co. Ltd. 6,803 65,122
Inpex Corp. 9,234 92,560
ITOCHU Corp. 2,377 75,647
Japan Post Holdings Co. Ltd.
(a)
10,029 85,176
Kajima Corp. 4,721 56,541
KDDI Corp. 1,405 44,445
Lawson, Inc. 1,455 63,642
Lixil Corp. 2,369 53,641
Marubeni Corp. 7,955 81,431
Medipal Holdings Corp. 2,629 46,979
Mitsubishi Chemical Holdings Corp. 5,744 44,616
Mitsubishi Corp. 1,873 63,021
Mitsubishi HC Capital, Inc. 9,939 50,978
NEC Corp. 1,387 53,566
Nippon Telegraph & Telephone Corp. 1,429 40,517
Nomura Real Estate Holdings, Inc. 1,903 44,295
Osaka Gas Co. Ltd. 2,830 47,942
Resona Holdings, Inc. 14,899 63,527
Santen Pharmaceutical Co. Ltd. 3,043 34,253
SCSK Corp. 2,708 45,288
Shizuoka Bank Ltd. (The) 5,696 44,392
Sumitomo Corp. 4,896 75,251
Sumitomo Metal Mining Co. Ltd. 1,179 53,698
Sumitomo Mitsui Financial Group, Inc. 1,574 56,185
Sumitomo Mitsui Trust Holdings, Inc. 1,288 44,321
Sumitomo Realty & Development Co. Ltd. 1,141 35,054
T&D Holdings, Inc. 4,583 67,139
Toyota Tsusho Corp. 898 35,928
Yamato Holdings Co. Ltd. 2,358 49,851
Total 2,179,780
Netherlands  3.2%
Koninklijke Ahold Delhaize NV 2,171 69,981
NN Group NV 1,407 78,200
Wolters Kluwer NV 254 25,694
Total 173,875
Singapore  3.0%
Singapore Technologies Engineering Ltd. 20,863 57,552
United Overseas Bank Ltd. 1,446 32,040
Venture Corp. Ltd. 5,337 69,468
Total 159,060
Spain  2.3%
Iberdrola SA 3,228 36,765
Telefonica SA 18,184 84,157
Total 120,922
Sweden  4.4%
Investor AB Class A 1,412 31,798
Lundin Energy AB 1,565 62,941
SKF AB Class B 2,838 61,661
Telefonaktiebolaget LM Ericsson Class B 6,614 81,345
Total 237,745
United Kingdom  6.9%
3i Group PLC 1,649 30,310
Aviva PLC 13,002 75,742
Berkeley Group Holdings PLC 675 38,018
Bunzl PLC 825 30,627
DCC PLC 681 56,702
J Sainsbury PLC 15,528 60,562

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
January 31, 2022 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Vodafone Group PLC 45,184 78,820
Total 370,781
United States  0.5%
Schneider Electric SE 164 27,459
Total Common Stocks
(Cost $4,986,714) 5,344,109
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
18,055 18,055
Total Money Market Funds
(Cost $18,055) 18,055
Total Investments in Securities
(Cost $5,004,769) 5,362,164
Other Assets & Liabilities, Net 16,460
Net Assets 5,378,624
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT271_10_M01_(03/22)
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